Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

As of December 31, 2025 and 2024, accounts receivable consisted of the following balances:

	As of December 31,
	2025	2024
Third parties
Accounts receivable related to sales of marine fuels	$26,266,112	$11,469,112
Less: allowance for credit losses	(10,423)	(10,423)
Total accounts receivable – third parties, net	$26,255,689	$11,458,689

The movement of allowance for credit losses is as follows:

	As of December 31,
	2025	2024	2023
Balance at January 1	$10,423	$13,281	5,408
(Reversal of)/Provision for credit losses	-	(2,858)	7,873
Balance at December 31	$10,423	$10,423	13,281